Shareholder Report, Holdings (Details)	Jun. 30, 2024
The Opal Dividend Income ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
The Opal Dividend Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
The Opal Dividend Income ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
The Opal Dividend Income ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
The Opal Dividend Income ETF | American Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
The Opal Dividend Income ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
The Opal Dividend Income ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
The Opal Dividend Income ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
The Opal Dividend Income ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
The Opal Dividend Income ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
The Opal Dividend Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
The Opal Dividend Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
The Opal Dividend Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
The Opal Dividend Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
The Opal Dividend Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
The Opal Dividend Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
The Opal Dividend Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
The Opal Dividend Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
The Opal Dividend Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
The Opal Dividend Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
RiverNorth Enhanced Pre-Merger SPAC ETF | Golden Star Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Four Leaf Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
RiverNorth Enhanced Pre-Merger SPAC ETF | Global Lights Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
RiverNorth Enhanced Pre-Merger SPAC ETF | Bukit Jalil Global Acquisition 1 Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
RiverNorth Enhanced Pre-Merger SPAC ETF | Ai Transportation Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
RiverNorth Enhanced Pre-Merger SPAC ETF | Quetta Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Trailblazer Merger Corp. I [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Spark I Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
RiverNorth Enhanced Pre-Merger SPAC ETF | TMT Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Black Hawk Acquisition Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
RiverNorth Enhanced Pre-Merger SPAC ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
RiverNorth Patriot ETF | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
RiverNorth Patriot ETF | Rivian Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
RiverNorth Patriot ETF | Target Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
RiverNorth Patriot ETF | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
RiverNorth Patriot ETF | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
RiverNorth Patriot ETF | Ulta Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
RiverNorth Patriot ETF | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
RiverNorth Patriot ETF | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
RiverNorth Patriot ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
RiverNorth Patriot ETF | CSX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
RiverNorth Patriot ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
RiverNorth Patriot ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
RiverNorth Patriot ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
RiverNorth Patriot ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
RiverNorth Patriot ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
RiverNorth Patriot ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
RiverNorth Patriot ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
RiverNorth Patriot ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
RiverNorth Patriot ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
TrueShares Active Yield ETF | Cornerstone Strategic Value Fund, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
TrueShares Active Yield ETF | Guggenheim Strategic Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
TrueShares Active Yield ETF | Sixth Street Specialty Lending, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
TrueShares Active Yield ETF | Nordic American Tankers Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
TrueShares Active Yield ETF | DHT Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
TrueShares Active Yield ETF | Oaktree Specialty Lending Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
TrueShares Active Yield ETF | Euronav NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
TrueShares Active Yield ETF | International Seaways, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
TrueShares Active Yield ETF | Global Net Lease, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
TrueShares Active Yield ETF | First Trust Exchange-Traded Fund VI First Trust Nasdaq BuyWrite Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
TrueShares Active Yield ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
TrueShares Active Yield ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
TrueShares Active Yield ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
TrueShares Active Yield ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
TrueShares Active Yield ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
TrueShares Active Yield ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
TrueShares Active Yield ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
TrueShares Active Yield ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
TrueShares Active Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
TrueShares Eagle Global Renewable Energy Income ETF | SSE PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
TrueShares Eagle Global Renewable Energy Income ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
TrueShares Eagle Global Renewable Energy Income ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
TrueShares Eagle Global Renewable Energy Income ETF | RWE AG [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
TrueShares Eagle Global Renewable Energy Income ETF | Orsted AS [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
TrueShares Eagle Global Renewable Energy Income ETF | AES Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
TrueShares Eagle Global Renewable Energy Income ETF | Northland Power, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
TrueShares Eagle Global Renewable Energy Income ETF | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
TrueShares Eagle Global Renewable Energy Income ETF | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
TrueShares Eagle Global Renewable Energy Income ETF | AGL Energy Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
TrueShares Eagle Global Renewable Energy Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
TrueShares Eagle Global Renewable Energy Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
TrueShares Eagle Global Renewable Energy Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
TrueShares Eagle Global Renewable Energy Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
TrueShares Technology, AI & Deep Learning ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
TrueShares Technology, AI & Deep Learning ETF | Crowdstrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
TrueShares Technology, AI & Deep Learning ETF | Samsara, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
TrueShares Technology, AI & Deep Learning ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
TrueShares Technology, AI & Deep Learning ETF | Elastic N.V. [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
TrueShares Technology, AI & Deep Learning ETF | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
TrueShares Technology, AI & Deep Learning ETF | Datadog, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
TrueShares Technology, AI & Deep Learning ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
TrueShares Technology, AI & Deep Learning ETF | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
TrueShares Technology, AI & Deep Learning ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
TrueShares Technology, AI & Deep Learning ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	74.70%
TrueShares Technology, AI & Deep Learning ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
TrueShares Technology, AI & Deep Learning ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
TrueShares Technology, AI & Deep Learning ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
TrueShares Technology, AI & Deep Learning ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%